Cover	Sep. 16, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	BEAM GLOBAL
Entity Central Index Key	0001398805
Entity Tax Identification Number	26-1342810
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5660 Eastgate Drive
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	799-4583
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false